STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - ECOLAB PUERTO RICO SAVINGS PLAN - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value
Total investments	$ 14,469	$ 14,483
Receivables
Notes receivable from participants	392	437
Dividends and interest receivable	13	15
Employer contributions receivable	11	5
Total receivables	416	457
Net assets available for benefits	14,885	14,940
Ecolab Inc. common stock
Investments at fair value
Total investments	4,580	5,473
Registered investment companies
Investments at fair value
Total investments	4,379	4,724
Common/collective trusts
Investments at fair value
Total investments	$ 5,510	$ 4,286